INVESTMENT IN ASSOCIATED COMPANIES - Movement in Allowance for Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013	Dec. 31, 2008
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0
Ending balance	$ 9,171	$ 0
River Box | Variable Interest Entity, Not Primary Beneficiary
Financing Receivable, Allowance for Credit Loss [Line Items]
Participation in equity method investee (percent)	49.90%	0.00%	0.00%
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0
Transferred from associates	0
Addition from new associate	786
Allowance recorded in net income of associated company	0
Ending balance	786	$ 0
River Box | Cumulative Effect, Period Of Adoption, Adjustment | Variable Interest Entity, Not Primary Beneficiary
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0
Ending balance		$ 0
SFL Hercules
Financing Receivable, Allowance for Credit Loss [Line Items]
Participation in equity method investee (percent)	100.00%
SFL Hercules | Variable Interest Entity, Not Primary Beneficiary
Financing Receivable, Allowance for Credit Loss [Line Items]
Participation in equity method investee (percent)	100.00%	100.00%	100.00%
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0
Transferred from associates	0
Addition from new associate	0
Allowance recorded in net income of associated company	819
Ending balance	2,635	$ 0
SFL Hercules | Cumulative Effect, Period Of Adoption, Adjustment | Variable Interest Entity, Not Primary Beneficiary
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,816
Ending balance		1,816
SFL Deepwater, SFL Hercules, SFL Linus and River Box | Variable Interest Entity, Not Primary Beneficiary
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0
Transferred from associates	(35,665)
Addition from new associate	786
Allowance recorded in net income of associated company	11,276
Ending balance	3,421	0
SFL Deepwater, SFL Hercules, SFL Linus and River Box | Cumulative Effect, Period Of Adoption, Adjustment | Variable Interest Entity, Not Primary Beneficiary
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 27,024
Ending balance		$ 27,024
SFL Deepwater
Financing Receivable, Allowance for Credit Loss [Line Items]
Participation in equity method investee (percent)					100.00%
SFL Deepwater | Variable Interest Entity, Not Primary Beneficiary
Financing Receivable, Allowance for Credit Loss [Line Items]
Participation in equity method investee (percent)	0.00%	100.00%	100.00%
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0
Transferred from associates	(32,964)
Addition from new associate	0
Allowance recorded in net income of associated company	9,471
Ending balance	0	$ 0
SFL Deepwater | Cumulative Effect, Period Of Adoption, Adjustment | Variable Interest Entity, Not Primary Beneficiary
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 23,493
Ending balance		$ 23,493
SFL Linus
Financing Receivable, Allowance for Credit Loss [Line Items]
Participation in equity method investee (percent)				100.00%
SFL Linus | Variable Interest Entity, Not Primary Beneficiary
Financing Receivable, Allowance for Credit Loss [Line Items]
Participation in equity method investee (percent)	0.00%	100.00%	100.00%
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0
Transferred from associates	(2,701)
Addition from new associate	0
Allowance recorded in net income of associated company	986
Ending balance	0	$ 0
SFL Linus | Cumulative Effect, Period Of Adoption, Adjustment | Variable Interest Entity, Not Primary Beneficiary
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 1,715
Ending balance		$ 1,715